Business combination (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
Goodwill
Goodwill (note 10)	R$ 1,432,894		R$ 619,469
Box 1824
Goodwill
Consideration transferred		R$ 34,179
Fair value of identifiable net assets		(12,654)
Goodwill (note 10)		R$ 21,525